October 14, 1996
                        THE DREYFUS/LAUREL FUNDS, INC.--
                         DREYFUS MONEY MARKET RESERVES
                          DREYFUS MUNICIPAL RESERVES
                        DREYFUS U.S. TREASURY RESERVES
                           SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1996
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE FOURTH PARAGRAPH IN THE SECTION OF THE FUNDS' PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES-GENERAL."
        The Funds reserve the right to offer their shares without regard to minimum purchase requirements to employees participating in certain qualified and non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Funds.
                          ---------------------------
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUNDS' PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES."
        The DDA number for payment transmitted by wire to Boston Safe Deposit and Trust Company for purchase of Investor or Class R shares of the Fund in your name is as follows:
                                 DDA# 043435
The wire must indicate which Fund and Class of shares are being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Fund Shares" in the Funds' Prospectus.

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